Document and Entity Information	Nov. 24, 2025
Cover [Abstract]
Entity Registrant Name	VERINT SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0001166388
Document Type	8-K
Document Period End Date	Nov. 24, 2025
Entity File Number	001-34807
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	11-3200514
Entity Address, Address Line One	225 Broadhollow Road
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	962-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001par value per share
Trading Symbol	VRNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false